Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income attributable to shareholders of Tricon from continuing operations	$ 512,817	$ 109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Adjusted net income attributable to shareholders of Tricon	$ 445,255	$ 113,322
Weighted average number of common shares outstanding for basic earnings per share (in shares)	219,834,130	194,627,127	[1]
Adjustments for stock compensation (in shares)	2,284,607	1,168,346
Weighted average number of common shares outstanding for basic earnings per share (in shares)	222,118,737	195,795,473	[1]
Diluted earnings per share
Continuing operations (in dollars per share)	$ 2.31	$ 0.56	[1]
Discontinued operations (in dollars per share)	(0.31)	0.02	[1]
Diluted (loss) earnings per share (in dollars per share)	$ 2.00	$ 0.58	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.